CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2011	Sep. 30, 2010
CONSOLIDATED BALANCE SHEETS
Mortgage-backed securities held to maturity, amortized cost (in dollars)	$ 7,727,314	$ 10,788,459
Loans receivable, allowance for loan losses (in dollars)	25,713,622	26,975,717
Real estate acquired in settlement of loans, allowance for losses (in dollars)	$ 2,515,800	$ 1,651,100
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	32,538	32,538
Preferred stock, liquidation value (in dollars per share)	$ 1,000	$ 1,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	18,000,000	18,000,000
Common stock, shares issued	13,068,618	13,068,618
Treasury stock, shares	2,588,340	2,753,799